COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 15, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease agreement description	the Company signed a three-year lease agreement for approximately 4,100 square feet of office space located in Winter Garden
Undiscounted minimum lease commitments		$ 41,520
Lease costs		72,880
Payments of lease liabilities		$ 44,000
Lease [Member]
Undiscounted minimum lease commitments			$ 68,000
Lease costs			$ 123,500
Payments of lease liabilities				$ 57,000
November 15, 2017 [Member] | Lease Agreement [Member]
Term of lease agreement			An amendment to this lease was signed on October 26, 2020 which extended the lease term through October 31, 2021
Lease term			3 years
January 1, 2019 [Member] | Lease [Member]
Weighted-average incremental borrowing rate		11.90%	11.90%
Weighted-average remaining lease term		1 year 7 months 6 days	1 year 7 months 6 days
Murali Chakravarthi [Member] | November 1, 2019 [Member] | Chakravarthi 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested			100,000
Murali Chakravarthi [Member] | November 1, 2020 [Member] | Chakravarthi 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested			100,000
Murali Chakravarthi [Member] | November 1, 2018 [Member] | Chakravarthi 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested			100,000
Annual base salary			$ 120,000
Term of agreement			3 years
Common stock shares issuable upon exercise of stock options			300,000
Description for the termination of agreement			(i) due to a change in control Mr. Chakravarthi will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the six month period following the date of termination, (ii) due to death or disability Mr. Chakravarthi or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. Chakravarthi will continue to receive his base salary for the six month period following the date of termination or through the end of the employment period, whichever is longer.
David Fidanza [Member] | October 1, 2020 [Member] | Fidanza 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested			100,000
Annual base salary			$ 130,000
David Fidanza [Member] | October 1, 2019 [Member] | Fidanza 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested			100,000
Annual base salary			$ 125,000
David Fidanza [Member] | October 1, 2018 [Member] | Fidanza 2018 Agreement [Member]
Common stock shares issuable upon exercise of stock options vested			100,000
Annual base salary			$ 115,000
Term of agreement			3 years
Common stock shares issuable upon exercise of stock options			300,000
Description for the termination of agreement			(i) due to a change in control Mr. Fidanza will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the six month period following the date of termination, (ii) due to death or disability Mr. Fidanza or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. Fidanza will continue to receive his base salary for the six month period following the date of termination or through the end of the employment period, whichever is longer.
Robert McDermott [Member] | Employment agreement [Member]
Restricted shares issued/awarded as bonus			800,000		350,000
Bonus paid to officer under agreement			$ 75,000
Robert McDermott [Member] | July 1, 2019 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested			233,333
Annual base salary			$ 262,500
Robert McDermott [Member] | July 1, 2020 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested			233,334
Annual base salary			$ 275,500
Robert McDermott [Member] | July 1, 2018 [Member] | Employment agreement [Member]
Common stock shares issuable upon exercise of stock options vested			233,333
Annual base salary			$ 250,000
Term of agreement			3 years 6 months
Common stock shares issuable upon exercise of stock options			700,000
Description for the termination of agreement			(i) due to a change in control Mr. McDermott will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the 24 month period following the date of termination, (ii) due to death or disability Mr. McDermott or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. McDermott will continue to receive his base salary for the 18 month period following the date of termination or through the end of the employment period, whichever is longer.
Robert McDermott [Member] | July 1, 2021 [Member] | Employment agreement [Member]
Annual base salary			$ 289,000